UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  JUNE 30, 2009

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital Management Advisors, LP
		      (Successor entity to Scottwood Capital Management, L.L.C.)
Address               1 Pickwick Plaza
                      Greenwich, CT 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            AUGUST 12, 2009
-----------------------------------------------------------------------

Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 3


Form 13F Information Table Value Total: $14,802 (000's)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
General Growth Properties      COM              370021107     9100   4972909 SH       SOLE                   4972909
Level 3 Communications         COM              52729n100     4864   3221500 SH       SOLE                   3221500
Rite Aid                       COM              767754104      838    555009 SH       SOLE                    555009
